Revenue	3 Months Ended
Mar. 31, 2021
Revenue From Contract With Customer [Abstract]
Revenue

Note 3. Revenue

Disaggregation of Revenues

The Company disaggregates its revenue from contracts with customers by geographic region based on the primary billing address of the customer and timing of transfer of goods or services to customers (point-in-time or over time), as it believes it best depicts how the nature, amount, timing and uncertainty of its revenue and cash flows are affected by economic factors. Total revenue based on the disaggregation criteria described above are as follows (in thousands):

	Three Months Ended March 31,
	2021		2020
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by primary geographical market:
North America	$201	65%	$135	26%
Europe	15	5%	392	74%
Asia	92	30%	—	—

Total	$308	100%	$527	100%

Revenue by timing of recognition:
Recognized at a point in time	$293	95%	$135	26%
Recognized over time	15	5%	392	74%

Total	$308	100%	$527	100%

Contract Assets and Contract Liabilities

As of March 31, 2021, and December 31, 2020, the Company had contract assets of $0.6 million, recognized in other current assets, and contract liabilities of $0.1 million, recognized in other current liabilities.